Organization and principal activities	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

1. Organization and principal activities

(a)	Principal activities

Autozi Internet Technology (Global) Ltd. (“AUTOZI”, or the “Company”) was incorporated under the laws of the Cayman Islands on July 15, 2021 as an exempted company with limited liability. The Company primarily engages in the sales of new cars, auto parts and auto accessories, as well as automotive insurance related services through its subsidiaries (collectively, the “Group”) in the People’s Republic of China (“PRC” or “China”). As a comprehensive automobile service provider, AUTOZI provides series of automotive services covering the full life cycle of automotives, including new car sales, auto parts and auto accessories sales, and automotive insurance related services.

(b)	Organization

AUTOZI was incorporated as a holding company in the Cayman Islands on July 15, 2021, who owns 100% equity interest of Autozi Internet Technology (BVI) Ltd. (“Autozi BVI”). Autozi Internet Technology (HK) Co., Ltd. (“Autozi HK”) is a 100% wholly-owned subsidiary of Autozi BVI in Hongkong, who established a wholly-owned subsidiary, Autozi Investment Management (Anhui) Co., Ltd. (“Autozi Investment Management”), a wholly-owned foreign enterprise (“WFOE”) incorporated in PRC.

Autozi Internet Technology Co., Ltd. (“Autozi Internet Technology”) was established under the laws of the PRC on June 2, 2010 along with its subsidiaries are the Group’s main operating entities in China.

(c)	Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Group undertook the following steps to effect a reorganization (the “Reorganization”), which was completed on January 5, 2023:

● Formation of AUTOZI, Autozi BVI, Autozi HK, Autozi Investment Management (WFOE).

● WFOE obtained 95.05% of the equity interests of Autozi Internet Technology by increasing in the registered capital of Autozi Internet Technology (the “Capital Increase”)

Immediately before and after the Reorganization as described above, AUTOZI together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended September 30, 2022, 2023 and 2024, the results of these subsidiaries are included in the financial statements for all periods, and the equity has been restated to reflect the change as well.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

As of September 30, 2024, the details of the Company’s major subsidiaries are as follows.

Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
Autozi BVI	November 15, 2021	British Virgin Islands	100.00%	Investment holding
Autozi HK	June 17, 2022	Hong Kong, PRC	100.00%	Investment holding
Autozi Investment Management (WFOE)	December 30, 2022	PRC	100.00%	Investment holding
Autozi Internet Technology (“Autozi China”)	June 2, 2010	PRC	95.08%	Auto parts and auto accessories sales platform
Autozi Chifu Auto Services (Beijing) Co., Ltd	July 16, 2015	PRC	76.07%	Auto parts and auto accessories sales platform
Autozi Supply Chain Management (Beijing) Co., Ltd	June 30, 2016	PRC	95.08%	Auto parts and auto accessories sales platform
Autozi E-commerce (Kunshan) Co., Ltd.	July 16, 2013	PRC	95.08%	Auto parts and auto accessories sales
Quantum Data Technology (Beijing) Co., Ltd (“Beijing Quantum”)	May 17, 2016	PRC	86.52%	Auto parts and auto accessories sales platform
Autozi Technology (Shenzhen) Co., Ltd. (formerly known as Quantum Commercial Factoring (Shenzhen) Co., Ltd (“Shenzhen Quantum”)	June 8, 2016	PRC	86.52%	Auto parts and auto accessories sales platform
Autozi Internet Technology (Hunan) Co., Ltd. (“Autozi Hunan”)	October 30, 2019	PRC	95.08%	New car sales and related services
Autozi Internet Technology (Changsha) Co., Ltd. (“Autozi Changsha”)	December 10, 2019	PRC	95.08%	New car sales and related services
Autozi Auto Services Co. Ltd.	March 17, 2020	PRC	95.08%	Automotive insurance related services
Baicheng Auto Services (Henan) Co., Ltd.	November 23, 2018	PRC	51.00% owned by Autozi Baofu 48.49% owned by WFOE	Automotive insurance related services
Autozi Baofu Auto Services (Beijing) Co, Ltd	February 2, 2018	PRC	95.08%	Automotive insurance related services
Autozi Baofu Automobile Service Co. Ltd. (“Autozi Baofu”)	March 17, 2020	PRC	95.08%	Automotive insurance related services

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)